Commitments and Contingencies (Details) $ in Millions	3 Months Ended	12 Months Ended			24 Months Ended
	Apr. 01, 2017 USD ($) item	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) item	Apr. 02, 2016 USD ($)	May 30, 2015 USD ($)	Sep. 27, 2014	May 31, 2013
Commitments
2017		$ 836			$ 836
2018		154			154
2019		129			129
2020		121			121
2021		113			113
Thereafter		349			349
Operating Leases
2017		31			31
2018		27			27
2019		27			27
2020		24			24
2021		22			22
Thereafter		176			$ 176
Rental expense for operating leases		$ 43	$ 42	$ 35
Refined coal processing plant
Conditional and Unconditional Commitments
Number of limited liability companies invested in | item		2			2
Pork
Conditional and Unconditional Commitments
Percentage of ownership		50.00%			50.00%			50.00%
Pork | Seaboard Triumph Foods
Conditional and Unconditional Commitments
Commitment to contribute to joint venture						$ 150	$ 207
Expected contribution in next fiscal year		$ 73			$ 73
Percentage of ownership									50.00%
Pork | Pork processing facility
Conditional and Unconditional Commitments
Expected contribution in next fiscal year		73			73
Percentage of ownership						50.00%
Pork | Pork processing facility | Subsequent Event | Forecast
Conditional and Unconditional Commitments
Annual additional market hog processing capacity | item	3,000,000
Plant expansion costs	$ 47
Pork | Pork processing facility | Maximum
Conditional and Unconditional Commitments
Commitment to contribute to joint venture						$ 150
Pork | Pork processing facility | Maximum | Subsequent Event | Forecast
Conditional and Unconditional Commitments
Commitment percentage	50.00%
Hog procurement contracts
Commitments
2017		103			103
2018		59			59
2019		44			44
2020		43			43
2021		43			43
Thereafter		118			118
Hog procurement contracts | Pork
Conditional and Unconditional Commitments
Amount paid under the contract		133	171	227
Grain and feed ingredients
Commitments
2017		122			122
2018		2			2
Grain purchase contracts for resale
Commitments
2017		310			310
Fuel supply contract
Commitments
2017		49			49
Equipment purchases and facility improvements
Commitments
2017		21			21
Other purchase commitments
Commitments
2017		33			33
Total firm purchase commitments
Commitments
2017		638			638
2018		61			61
2019		44			44
2020		43			43
2021		43			43
Thereafter		118			118
Vessel, time and voyage-charters
Commitments
2017		47			47
2018		27			27
2019		26			26
2020		26			26
2021		26			26
Thereafter		46			46
Vessel, time and voyage-charters | Marine
Conditional and Unconditional Commitments
Amount paid under the contract		$ 95	99	87
Vessel, time and voyage-charters | Marine | Minimum
Conditional and Unconditional Commitments
Contract period		1 year
Vessel, time and voyage-charters | Marine | Maximum
Conditional and Unconditional Commitments
Contract period		11 years
Contract grower finishing agreements
Commitments
2017		$ 29			29
2018		24			24
2019		16			16
2020		12			12
2021		10			10
Thereafter		9			9
Contract grower finishing agreements | Pork
Conditional and Unconditional Commitments
Amount paid under the agreement		26	$ 12	$ 13
Incentive payments for achieving certain performance standards		1
Investment in pork processing facility joint venture and refined coal investment commitments
Commitments
2017		91			91
2018		15			15
2019		16			16
2020		16			16
2021		$ 12			$ 12